Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 4,318	$ 2,844
Related parties [member]
Disclosure of transactions between related parties [line items]
Salaries and other short-term benefits	2,246	1,765
Share-based compensation	$ 2,072	$ 1,079